SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2019
Operating Segments [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

a)	Operating segments
IFRS 8, Operating Segments, requires operating segments to be determined based on internal reports that are regularly reviewed by the chief operating decision maker (“CODM”) for the purpose of allocating resources to the segment and to assessing its performance. On July 1, 2018, the partnership realigned its LP Investments segment (formerly referred to as Opportunistic) to include the corporate function of the Brookfield-sponsored real estate opportunity funds, previously included in the Corporate segment, to more closely align with how the partnership now presents financial information to the CODM and investors. The partnership’s operating segments are organized into four reportable segments: i) Core Office, ii) Core Retail, iii) LP Investments and iv) Corporate. All prior period segment disclosures have been recast to reflect the changes in the partnership’s operating segments. These segments are independently and regularly reviewed and managed by the Chief Executive Officer, who is considered the CODM.

b)	Basis of measurement
The CODM measures and evaluates the performance of the partnership’s operating segments based on funds from operations (“FFO”). This performance metric does not have standardized meanings prescribed by IFRS and therefore may differ from similar metrics used by other companies and organizations. Management believes that while not an IFRS measure, FFO is the most consistent metric to measure the partnership’s financial statements and for the purpose of allocating resources and assessing its performance.

The partnership defines FFO as net income, prior to fair value gains, net, depreciation and amortization of real estate assets, and income taxes less non-controlling interests of others in operating subsidiaries and properties share of these items. When determining FFO, the partnership also includes its proportionate share of the FFO of unconsolidated partnerships and joint ventures and associates.

c)	Reportable segment measures
The following summaries present certain financial information regarding the partnership’s operating segments for the three and six months ended June 30, 2019 and 2018:

(US$ Millions)	Total revenue		FFO
Three months ended Jun. 30,	2019	2018	2019	2018
Core Office	$558	$519	$165	$127
Core Retail	363	—	161	117
LP Investments	1,102	1,132	70	70
Corporate	3	—	(105)	(104)
Total	$2,026	$1,651	$291	$210

(US$ Millions)	Total revenue		FFO
Six months ended Jun. 30,	2019	2018	2019	2018
Core Office	$1,071	$1,051	$289	$260
Core Retail	742	—	328	229
LP Investments	2,280	2,219	145	155
Corporate	6	1	(213)	(206)
Total	$4,099	$3,271	$549	$438

The following summaries presents the detail of total revenue from the partnership’s operating segments for the three and six months ended June 30, 2019 and 2018:

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Three months ended Jun. 30, 2019
Core Office	$384	$94	$4	$76	$558
Core Retail	255	69	—	39	363
LP Investments	507	77	499	19	1,102
Corporate	—	—	—	3	3
Total	$1,146	$240	$503	$137	$2,026

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Three months ended Jun. 30, 2018
Core Office	$354	$126	$4	$35	$519
Core Retail	—	—	—	—	—
LP Investments	560	90	472	10	1,132
Corporate	—	—	—	—	—
Total	$914	$216	$476	$45	$1,651

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Six months ended Jun. 30, 2019
Core Office	$771	$178	$6	$116	$1,071
Core Retail	518	146	—	78	742
LP Investments	1,090	157	988	45	2,280
Corporate	—	—	—	6	6
Total	$2,379	$481	$994	$245	$4,099

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Six months ended Jun. 30, 2018
Core Office	$801	$179	$9	$62	$1,051
Core Retail	—	—	—	—	—
LP Investments	1,079	168	949	23	2,219
Corporate	—	—	—	1	1
Total	$1,880	$347	$958	$86	$3,271

The following summary presents information about certain consolidated balance sheet items of the partnership, on a segmented basis, as of June 30, 2019 and December 31, 2018:

	Total assets		Total liabilities
(US$ Millions)	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2018
Core Office	$35,379	$34,095	$16,287	$15,033
Core Retail	29,922	29,658	14,605	13,749
LP Investments	42,555	58,610	28,097	41,604
Corporate	172	157	5,123	5,394
Total	$108,028	$122,520	$64,112	$75,780

The following summary presents a reconciliation of FFO to net income for the three and six months ended June 30, 2019 and 2018:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2019	2018	2019	2018
FFO(1)	$291	$210	$549	$438
Depreciation and amortization of real estate assets	(70)	(66)	(139)	(131)
Fair value gains, net	(1,092)	770	(722)	1,387
Share of equity accounted income - non-FFO	618	84	645	85
Income tax expense	62	(146)	(26)	(86)
Non-controlling interests of others in operating subsidiaries and properties – non-FFO	318	(318)	153	(629)
Net income attributable to unitholders(2)	127	534	460	1,064
Non-controlling interests of others in operating subsidiaries and properties	(104)	517	276	1,010
Net income	$23	$1,051	$736	$2,074

(1)
FFO represents interests attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units and BPR Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units and BPR Units are presented as non-controlling interests in the consolidated statements of income.

(2)
Includes net income attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units and BPR Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units and BPR Units are presented as non-controlling interests in the consolidated statements of income.